Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
HKD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts		7.7693	7.8259
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8084		7.8317
AUD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts		1.4422	1.5328
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.5051
SGD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts		1.2831	1.3475
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3362		1.3443